Assets and liabilities held for sale - Narrative (Details) - USD ($) $ in Millions			6 Months Ended
	Jan. 28, 2025	Sep. 30, 2024	Dec. 31, 2024	Jun. 11, 2024
Guinness Nigeria PLC (5)
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Consideration		$ 64
Disposal, percentage of interest disposed				58.02%
Guinness Ghana Breweries Plc
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Disposal, exchange loss that will be recycled to the income statement			$ 66
Guinness Ghana Breweries Plc | Disposal of major subsidiary [member]
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Consideration	$ 81